EQUITY - Shares of the Company ordinary stock issuable upon exercise of warrants outstanding (Details) - $ / shares	12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021
Warrant
EQUITY
Warrants Outstanding, Exercise Price	$ 200	$ 194.29	$ 194.29	$ 194.29
Warrants Outstanding	131,000	141,800	141,800	141,800
Warrants Exercisable	131,000
Warrants Exercisable, Weighted Average Exercise Price	$ 200
Warrants, exercise price at 200.00
EQUITY
Warrants Outstanding, Exercise Price	$ 200
Warrants Outstanding	131,000
Weighted Average Remaining Contractual Life (Years)	1 year 7 months 9 days
Warrants Exercisable	131,000
Warrants Exercisable, Weighted Average Exercise Price	$ 200